Finance Lease (Tables)	12 Months Ended
Dec. 31, 2018
Finance Lease
Schedule of components of capital leases obligation
December 31, 2018

Gross capital lease obligation	$210,891
Less: Discount on capital lease obligation	23,141
187,750
Less: Current portion of capital lease obligation	43,877
Net present value of capital lease obligation, net of current portion	$143,873

Summary of net minimum payments on capital lease
	2019	2020	2021	2022	Total
Minimum lease payments	$53,844	$53,845	$53,845	$49,357	$210,891
Less: Amortization of discount	9,967	7,290	4,449	1,435	23,141
Capital lease obligation	$43,877	$46,555	$49,396	$47,922	$187,750